Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2016	Jun. 30, 2016	Jun. 30, 2015
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, authorized shares	50,000,000	50,000,000	50,000,000
Preferred stock, issued shares	0	0	0
Common Stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, authorized shares	100,000,000	100,000,000	100,000,000
Common stock, issued shares	10,845,566	3,741,944	1,188,307
Common stock, outstanding shares	10,845,566	3,741,944	1,188,307